Stock-Based Compensation (Summary Of Changes In Company's Nonvested Restricted Shares) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Stock-Based Compensation [Abstract]
Shares, Nonvested at January 1, 2017 | shares	425,666
Shares, Granted | shares	215,500
Shares, Vested | shares	(157,172)
Shares, Forfeited | shares	(19,333)
Shares, Nonvested at December 31, 2017 | shares	464,661
Weighted Average Grant date Fair Value, Nonvested at January 1, 2017 | $ / shares	$ 1.56
Weighted Average Grant date Fair Value, Granted | $ / shares	2.56
Weighted Average Grant date Fair Value, Vested | $ / shares	1.53
Weighted Average Grant date Fair Value, Forfeited | $ / shares	1.58
Weighted Average Grant date Fair Value, Nonvested at December 31, 2017 | $ / shares	$ 2.03